Document and Entity Information	May 19, 2025
Cover [Abstract]
Entity Registrant Name	IDEX CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000832101
Document Type	8-K
Document Period End Date	May 19, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-10235
Entity Tax Identification Number	36-3555336
Entity Address, Address Line One	3100 Sanders Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	(847)
Local Phone Number	498-7070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	IEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false